Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares issued		6,250,000	6,250,000
Common stock, shares outstanding			6,250,000
Class A Common Stock
Shares subject to possible redemption, shares issued	1,436,589	2,960,098	25,000,000
Shares subject to possible redemption, shares outstanding	1,436,589	2,960,098	25,000,000
Shares subject to possible redemption, per share (in Dollars per share)	$ 10.81	$ 10.53	$ 10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	160,000,000	160,000,000	160,000,000
Common stock, shares issued	5,540,000	540,000	540,000
Common stock, shares outstanding	5,540,000	540,000	540,000
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	1,250,000	6,250,000	6,250,000
Common stock, shares outstanding	1,250,000	6,250,000	6,250,000